Shareholders' Equity (Schedule Of Activity In Our Various Shareholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE				$ 11,852.1					$ 11,852.1
Net income	364.0	381.4	362.6	319.9	221.2	345.4	342.7	267.4	1,427.9	1,176.7	605.6
Equity issuance and financing costs									0	(66.7)	70.5
Net other comprehensive income (loss)									(1.9)	11.5	(2.5)
BALANCE	12,798.9				11,852.1				12,798.9	11,852.1
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE, shares				237.7				235.9	237.7	235.9	150.1
BALANCE				23.9				23.7	23.9	23.7	15.1
Shares issued under share-based compensation plans, net, shares									1.9	1.8
Shares issued under share-based compensation plans, net									0.2	0.2
Shares issued in connection with the Merger, shares											85.8
Shares issued in connection with the Merger											8.6
BALANCE, shares	239.6				237.7				239.6	237.7	235.9
BALANCE	24.1				23.9				24.1	23.9	23.7
Additional Paid-In Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE				5,398.7				5,253.0	5,398.7	5,253.0	637.1
Shares issued under share-based compensation plans, net									21.8	35.3	39.7
Shares issued in connection with the Merger											4,568.9
Fair value of share options assumed in connection with the Merger											35.4
Equity issuance and financing costs										66.7	(70.5)
Tax benefit (deficiency) from share-based compensation									0.1	(1.0)	0.5
Share-based compensation cost									46.6	44.7	41.9
BALANCE	5,467.2				5,398.7				5,467.2	5,398.7	5,253.0
Retained Earnings [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE				6,434.7				5,613.1	6,434.7	5,613.1	5,305.0
Net income									1,418.2	1,169.7	600.4
Cash dividends paid									(525.6)	(348.1)	(292.3)
BALANCE	7,327.3				6,434.7				7,327.3	6,434.7	5,613.1
AOCI [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE				20.1				8.6	20.1	8.6	11.1
Net other comprehensive income (loss)									(1.9)	11.5	(2.5)
BALANCE	18.2				20.1				18.2	20.1	8.6
Treasury Shares [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE				(31.0)				(19.1)	(31.0)	(19.1)	(8.8)
Shares issued under share-based compensation plans, net									(0.1)	(0.1)	0.2
Repurchase of shares									(14.1)	(11.8)	(10.5)
BALANCE	(45.2)				(31.0)				(45.2)	(31.0)	(19.1)
Noncontrolling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
BALANCE				5.7				5.2	5.7	5.2	5.5
Net income									9.7	7.0	5.2
Distributions to noncontrolling interests									(8.1)	(6.5)	(5.5)
BALANCE	$ 7.3				$ 5.7				$ 7.3	$ 5.7	$ 5.2